EMPLOYEE BENEFIT PLANS - Accumulated Benefit Obligations In Excess of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Projected benefit obligation	$ 429,115	$ 253,980
Accumulated benefit obligation	406,233	251,381
Fair value of plan assets	$ 283,988	$ 231,707